SHARE-BASED PAYMENTS - DSU Activity (Details) - Deferred share unit (DSU) plans	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	550,742	469,835
Units granted (in shares)	86,876	81,980
Units redeemed (in shares)	(3,276)	(1,073)
Units outstanding, end of year (in shares)	634,342	550,742